Putnam
New York
Tax Exempt
Income Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-98


[LOGO: BOSTON * LONDON * TOKYO]

* "This year the fund has benefited from its positions in New York City and New York State obligations and its 13% position in inverse floaters. The fund's bulleted portfolio has also helped as the curve has steepened."

               -- Morningstar Mutual Funds, October 20, 1998

* "When a whiff of recession sends equity markets into a panic, bond funds will be a rock. The rest of the time their regular monthly income payments will help stabilize your portfolio's overall returns."

               -- Fortune, December 21, 1998

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

13 Portfolio holdings

19 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The rush of foreign investors to the safety of U.S. Treasury bonds in recent months has driven prices on these securities markedly higher. Because of the inverse relationship of yields to prices, yields on 30-year Treasuries have declined to virtually the same level as those on long-term municipals. This near parity has made New York tax-exempt bonds unusually attractive for tax-conscious Empire State investors. Continued heavy demand for municipal bonds, however, made the search for securities that meet Putnam New York Tax Exempt Income Fund's exacting selection criteria more challenging than ever.

I am pleased to announce the appointment of David E. Hamlin as your fund's new manager. David, who joined Putnam in August from the Vanguard Group, is also responsible for the management of a number of other municipal bond funds and institutional portfolios. He has 16 years of investment experience. Jerome J. Jacobs, who had served as interim manager, continues to monitor the fund in his role as chief investment officer of the Tax Exempt Group.

In the following report, David discusses the fund's performance during fiscal 1998 and comments on his expectations for fiscal 1999.

Respectfully yours,


/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 20, 1999



Report from the Fund Manager
David E. Hamlin

In the midst of the uncertainty clouding world financial markets, municipal bonds offered a welcome refuge for U.S. investors this fall. Prices of municipal bonds have fluctuated less than those of their taxable counterparts. Furthermore, falling interest rates brought long-term municipal bond yields in line with the 30-year Treasury bond yield throughout the fall, suggesting tax-free securities are undervalued relative to Treasuries. Putnam New York Tax Exempt Income Fund's performance demonstrates this relative safety, with class A shares delivering a total return of 6.47% at net asset value (1.41% at public offering price) for the 12 months ended November 30, 1998. Performance for other share classes and over longer time periods can be found on page 8.

* MUNICIPAL BONDS OFFER EXCEPTIONAL VALUE

After a turbulent autumn, the municipal bond market has calmed down and even slightly outperformed the Treasury market. Long-term municipal bond yields are approximately the same as those of the 30-year Treasury market -- exhibiting a remarkable level of cheapness relative to Treasuries. This ratio dropped to 97% during November but by the end of the month, it had returned to 100%. Until the last few months, the ratio of municipal bond yields to Treasury yields had been in the 84% to 87% range.

We arrived at the current unprecedented yield ratios after a string of international problems set off the stock market volatility and the bond market rallies. As foreign investors and hedge fund investors panicked about plummeting stock markets, they began a flight to quality -- selling investments with virtually any element of risk and rushing for the safety of U.S. Treasury bonds. This buying drove up the prices of Treasuries while pushing down their yields. Since foreign investors do not benefit from the tax advantages of municipal bonds, prices in this market didn't rise as much as prices of Treasuries. For the past few months, municipal bond yields have been extremely close or equal to Treasury yields, making them an exceptional investment choice for U.S. investors.

Normally when interest rates fall, prerefundings boost the bond supply. But rates have been low for some time; most issuers have already completed their refundings and we expect that the supply of new issues will slow -- a positive factor for municipal bond prices. The calendar of municipal bond sales usually slows during the holiday season as well.

The yield relationship of Treasury yields to municipal securities is also contributing to the decline in supply. Since Treasury yields fell so dramatically relative to municipal yields, the Treasury escrows used in prerefundings are not adequate to pay off new municipal issues.

* STRONG CREDIT FUNDAMENTALS AND VIBRANT ECONOMY BUOY SECTORS

Strong economic growth, which propelled the U.S. stock market to record highs during the period, is contributing to rising city and state tax revenues. This, in turn, is improving investors' perception of New York's creditworthiness -- prompting a series of credit upgrades by the major rating agencies. Since the credit quality of the state's university system closely tracks that of the state, this trend has had a positive effect on the education bonds held in your fund's portfolio. Among our newer additions to the portfolio is the insured New York Dormitory Authority for St. John's University bonds, which are being used to finance the construction of living and dining facilities. College and university holdings amounted to 17.1% of net assets and made up one of the fund's largest industry sectors at period's end. Although these securities and others discussed in this report were viewed favorably at the end of the reporting period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS*]

TOP INDUSTRY SECTORS*

Transportation                     20.6%

Education                          17.1%

Utilities                           6.9%

Water and sewerage                  6.3%

Hospitals/health care               2.5%

Footnote reads:
*Based on net assets as of 11/30/98. Holdings will vary over time.

[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW

Aaa/AAA          47.4%

Aa/AA            12.0%

A                15.1%

Baa/BBB          23.7%

Other             1.5%

VMIGI             0.3%

Footnote reads:
Based on percentage of market value as of 11/30/98. A bond rated Baa or higher is considered investment grade. Ratings reflect Moody's and Standard & Poor's(R) descriptions; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

We expect the credit quality of the state's bonds to remain stable for the foreseeable future, especially since tax receipts are high and New York City has a reputation for sound fiscal management. But with so much good news factored into prices, New York City's bonds are trading at a premium and we have been looking for more reasonably priced bonds. New York Water Authority bonds, a recent purchase, are revenue bonds and consequently self-funding; user fees paid by consumers of water become the source of the bonds' payment to investors. Since the issuers have the ability to set user fees, income from these bonds is relatively stable and they carry a lower risk of default than other types of municipal bonds. The economic health and potential growth of the service area are important variables when evaluating the credit risk of these public utility bond issuers.

The strength of the economy along with low petroleum prices also contributed to the strong performance of the transportation sector. Airlines are posting record profits and are in the best fiscal shape of the decade. Current airline-related bonds include those backed by carriers that are diversified and operate primarily in several regions of the world, such as American Airlines. Just following the close of the fiscal year, we participated in a rare offering by the New York City Industrial Development Authority for British Airways. This event marked the first time British Airways issued bonds in the New York municipal bond market. As a result, the bonds, which are rated Aaa by Moody's, add valuable diversification to your fund's airline holdings.

With interest rates in a steady decline, we have been using inverse floaters to protect and enhance the fund's income stream. Inverse floaters, also known as residual interest bonds (RIBs), are variable-rate bonds whose yields move in the opposite direction of short-term interest rates. Like all other derivative products, these securities require careful handling but can offer attractive benefits when used appropriately. At the end of the fiscal year, inverse floaters represented about 10% of net assets.

* PRO-GROWTH FED CALMS FINANCIAL MARKETS

The bond markets are moving away from their obsession with international markets, comfortable with the knowledge that the Federal Reserve Board is prepared to step in to stabilize the financial markets when a crisis occurs. As of period's end, the Fed had cut interest rates three times in seven weeks, totaling 75 basis points. Its relaxed monetary policy is sending a reassuring message to the world and Wall Street that the Fed is willing to do its part to keep U.S. economic growth on track. Strong consumer spending is also likely to contribute to a slowing but still strong economy well into 1999, which we believe will keep public finances healthy and municipal bonds attractive investments.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/98, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New York Tax Exempt Income Fund is designed for investors seeking a high level of current income free from federal and state income tax consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 11/30/98

                         Class A           Class B           Class M
(inception date)        (9/2/83)          (1/4/93)          (4/10/95)
                       NAV      POP      NAV     CDSC      NAV     POP
-----------------------------------------------------------------------
1 year                6.47%    1.41%    5.91%    0.91%    6.15%    2.74%
-----------------------------------------------------------------------
5 years              29.29    23.12    25.20    23.27    27.02    22.86
Annual average        5.27     4.25     4.60     4.27     4.90     4.20
-----------------------------------------------------------------------
10 years            108.24    98.37    92.78    92.78    99.86    93.37
Annual average        7.61     7.09     6.78     6.78     7.17     6.82
-----------------------------------------------------------------------
Life of fund        276.00   258.10   232.74   232.74   251.52   240.12
Annual average        9.08     8.73     8.21     8.21     8.60     8.36
-----------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/98

                                             Lehman Bros.
                                             Municipal        Consumer
                                             Bond Index     Price Index
-----------------------------------------------------------------------
1 year                                          7.77%           1.55%
-----------------------------------------------------------------------
5 years                                        37.81           12.48
Annual average                                  6.63            2.38
-----------------------------------------------------------------------
10 years                                      122.05           36.33
Annual average                                  8.31            3.15
-----------------------------------------------------------------------
Life of fund                                  297.68           63.67
Annual average                                  9.47            3.28
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 11/30/88

Date/year       Fund's class A      Lehman Brothers          Consumer
                shares at POP       Municipal Bond Index     Price Index
11/30/88         9,525              10,000                   10,000
11/30/89        10,563              11,101                   10,466
11/30/90        11,013              11,956                   11,122
11/30/91        12,383              13,183                   11,455
11/30/92        13,697              14,505                   11,804
11/30/93        15,342              16,113                   12,120
11/30/94        14,112              15,270                   12,444
11/30/95        16,644              18,156                   12,768
11/30/96        17,462              19,225                   13,184
11/30/97        18,630              20,605                   13,425
11/30/98       $19,837             $22,205                  $13,633

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $19,278 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $19,986 ($19,337 at public offering price). See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 11/30/98

                                Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)            12             12          12
------------------------------------------------------------------------------
Income                        $0.434275      $0.374745   $0.406983
------------------------------------------------------------------------------
Capital gains1
------------------------------------------------------------------------------
Long-term                      0.103000       0.103000    0.103000
------------------------------------------------------------------------------
Short-term                        --             --          --
------------------------------------------------------------------------------
   Total                      $0.537275      $0.477745   $0.509983
------------------------------------------------------------------------------
Share value:                  NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
11/30/97                    $9.02    $9.47    $9.00    $9.02    $9.32
------------------------------------------------------------------------------
11/30/98                     9.05     9.50     9.04     9.05     9.35
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2       4.67%    4.45%    4.02%    4.38%    4.24%
------------------------------------------------------------------------------
Taxable equivalent(a)3       8.30     7.91     7.15     7.79     7.54
------------------------------------------------------------------------------
Taxable equivalent(b)3       8.66     8.25     7.46     8.12     7.86
------------------------------------------------------------------------------
Current 30-day SEC yield4    4.05     3.86     3.35     3.68     3.56
------------------------------------------------------------------------------
Taxable equivalent(a)3       7.20     6.86     5.95     6.54     6.33
------------------------------------------------------------------------------
Taxable equivalent(b)3       7.51     7.16     6.21     6.82     6.60
------------------------------------------------------------------------------
1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes (a) maximum 43.74% combined federal income tax and New York state personal income tax rate or (b) 46.08% combined federal income tax, New York state, and New York city income tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (9/2/83)          (1/4/93)          (4/10/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                       4.99%    0.01%    4.20%   -0.75%    4.68%    1.31%
------------------------------------------------------------------------------
5 years                     26.53    20.53    22.37    20.48    24.39    20.34
Annual average               4.82     3.81     4.12     3.80     4.46     3.77
------------------------------------------------------------------------------
10 years                   105.00    95.26    89.52    89.52    96.75    90.36
Annual average               7.44     6.92     6.60     6.60     7.00     6.65
------------------------------------------------------------------------------
Life of fund               276.96   259.02   233.04   233.04   252.33   240.90
Annual average               9.04     8.70     8.16     8.16     8.56     8.33
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Report of independent accountants
For the fiscal year ended November 30, 1998

To the Trustees and Shareholders of
Putnam New York Tax Exempt Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam New York Tax Exempt Income Fund (the "fund") at November 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at November 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 1999




Portfolio of investments owned
November 30, 1998

Key to Abbreviations
AMBAC           -- AMBAC Indemnity Corporation
FGIC            -- Financial Guaranty Insurance Company
FHA Insd.       -- Federal Housing Administration Insured
FRB             -- Floating Rate Bonds
FSA             -- Financial Security Assurance
G.O. Bonds      -- General Obligation Bonds
IFB             -- Inverse Floating Rate Bonds
MBIA            -- Municipal Bond Investors Assurance Corporation
VRDN            -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.7%) (a)
PRINCIPAL AMOUNT                                                                                RATINGS(RAT)  VALUE

New York (93.0%)
--------------------------------------------------------------------------------------------------------------------------
        $14,500,000  Battery Park, City Auth. Rev. Bonds, 7.7s, 5/1/15                          Aaa         $   15,065,065
         13,750,000  Long Island, Pwr. Auth. NY Elec. Syst. IFB, 7 1/4s,
                       12/1/24 (acquired 5/19/98, cost $14,946,250) (RES)                       A-/P            15,640,625
          1,900,000  Long Island, Pwr. Auth. NY Elec. Syst. VRDN,
                       Ser. A, 2.7s, 5/1/33                                                     VMIG1            1,900,000
                     Metropolitan Trans. Auth. Rev. Bonds
          5,000,000    Ser. O, MBIA, 6 3/8s, 7/1/20                                             Aaa              5,675,000
         15,400,000    Ser. A, MBIA, 6 1/4s, 4/1/14                                             Aaa             18,075,750
         14,495,000    Ser. A, MBIA, 6 1/4s, 4/1/13                                             Aaa             17,031,625
          6,395,000    Ser. C, AMBAC, 5 5/8s, 7/1/27                                            AAA              6,858,638
          5,480,000  Metropolitan Trans. Auth. Fac. Rev. Bonds,
                       Ser. A, MBIA, 6s, 7/1/12                                                 Aaa              6,329,400
                     Metropolitan Trans. Auth. Svcs. Contract
                       Fac. Rev. Bonds
          3,000,000    (Trans. Fac.), Ser. 6, 7s, 7/1/09                                        Aaa              3,303,750
         12,000,000    (Commuter Fac.), Ser. O, 5 3/4s, 7/1/13                                  Baa1            13,245,000
         20,820,000    (Trans. Fac.), Ser. O, 5 3/4s, 7/1/13                                    Baa1            22,980,075
         12,500,000    (Commuter Fac.), Ser. O, 5 1/2s, 7/1/17                                  Baa1            13,375,000
         24,345,000    (Trans. Fac.), Ser. O, 5 1/2s, 7/1/17                                    Baa1            26,049,150
          3,750,000    (Trans. Fac.), Ser. 3, 7 3/8s, 7/1/08                                    Baa1             4,467,188
            135,000  Niagara Cnty., Indl. Dev. Agcy. Solid Waste Disp.
                       Rev. Bonds, VRDN (American Fuel Co.),
                       Ser. A,3.35s, 11/15/24                                                   A-1+               135,000
          6,000,000  NY & NJ Port Auth. Rev. Bonds
                       (Kennedy Intl. Arpt.), 6 3/4s, 10/1/19                                   BB/P             6,712,500
          1,000,000  NY & NJ Port Auth. Rev. Bonds, 6 3/4s, 10/1/11                             BB/P             1,122,500
                     NY City, G.O. Bonds
         12,325,000    Ser. B, 8 1/4s, 6/1/05                                                   A3              15,082,719
          9,200,000    Ser. L, MBIA, 8s, 8/1/06                                                 Aaa             11,500,000
         18,675,000    Ser. B, MBIA, 6 1/2s, 8/15/11                                            Aaa             22,316,625
         21,495,000    Ser. D, 6 1/2s, 11/1/10                                                  Aaa             25,579,050
         10,910,000    Ser. I, 6 1/4s, 4/15/27                                                  A3              12,028,275
          9,775,000    Ser. I, Prerefunded, 6 1/4s, 4/15/27                                     A3              11,314,563
          5,000,000    Ser. I, 6 1/4s, 4/15/17                                                  A3               5,562,500
         15,000,000    Ser. A, 6 1/4s, 8/1/08                                                   A3              17,025,000
         10,000,000    Ser. H, 6 1/8s, 8/1/25                                                   A3              10,962,500
                     NY City, G.O. Bonds
         15,000,000    Ser. H, FSA, 5 1/8s, 8/1/18                                              AAA             15,150,000
         11,410,000    Ser. F, 5s, 8/1/23                                                       A3              11,181,800
         15,000,000    Ser. H, 5s, 8/1/22                                                       A3              14,737,500
          5,000,000    Ser. G, FSA, 5s, 8/1/15                                                  AAA              5,043,750
            100,000  NY City, Cultural Res. VRDN
                       (Soloman R. Guggenheim), Ser. B, 3.2s, 12/1/15                           VMIG1              100,000
                     NY City, Indl. Dev. Agcy. Rev. Bonds
         17,350,000    (Visy Paper Inc.), 7.95s, 1/1/28                                         B/P             19,605,500
          7,000,000    (Horace Mann School), MBIA, 5s, 7/1/28                                   Aaa              6,938,750
          9,000,000    (Horace Mann School), MBIA, 5s, 7/1/23                                   Aaa              8,932,500
                     NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
         10,625,000    (American Airlines, Inc.), 6.9s, 8/1/24                                  Baa2            11,780,468
         14,465,000    (Terminal One Group Assn.), 6 1/8s, 1/1/24                               A               15,513,712
         18,250,000    (Terminal One Group Assn.), 6s, 1/1/19                                   A               19,504,688
                     NY City, Indl. Dev. Agcy. VRDN
            340,000    (Heavenly Rest Day Church), 3s, 7/1/21                                   VMIG1              340,000
          1,900,000    (American Civil Liberties), 3s, 6/1/12                                   VMIG1            1,900,000
            200,000    (Columbia Grammar School), 2.8s, 6/30/14                                 A-1                200,000
         10,750,000  NY City, Muni. Assistance Corp. IFB, Ser. 337B, 8.2s,
                       7/1/08 (acquired 3/19/98, cost $13,344,611) (RES)                        AAA/P           13,921,250
                     NY City, Muni. Assistance Corp. Rev. Bonds
         14,455,000    6 1/4s, 7/1/08                                                           Aa2             16,858,144
         10,000,000    Ser. M, 5 1/2s, 7/1/07                                                   Aa2             10,987,500
         13,000,000  NY City, Muni. Fin. Auth. Wtr. & Swr. Syst. FRB,
                       FGIC, 11.102s, 6/15/11
                       (acquired 8/9/91, cost $13,587,860) (RES)(SEG)                           Aaa             20,410,000
                     NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
         12,000,000    Ser. B, MBIA, 5 1/2s, 6/15/27                                            Aaa             12,555,000
          7,200,000    Ser. A, MBIA, 5 1/2s, 6/15/23                                            Aaa              7,425,000
         33,500,000    Ser. A, 4 3/4s, 6/15/31                                                  Aaa             32,201,875
         17,500,000  NY City, Muni. Wtr. Fin. Auth. IFB, MBIA, 8.45s,
                       6/15/08                                                                  Aaa             19,468,750
                     NY City, Transitional Fin. Auth. Rev. Bonds
          4,485,000    Ser. A, 5 1/4s, 11/15/12                                                 AA               4,731,675
         27,100,000    (Future Tax Secd.), Ser. A, 5s, 8/15/27                                  AA              26,930,625
                     NY State Dorm. Auth. Cap. Appn. Rev. Bonds
                       (State U.), Ser. B
         48,000,000    MBIA, zero %, 5/15/09                                                    Aaa             30,540,000
         53,490,000    MBIA, zero %, 5/15/08                                                    Aaa             35,905,161
                     NY State Dorm. Auth. IFB
         13,000,000    (Cornell U.), 10.903s, 7/1/30 (acquired 8/9/91,
                       cost $13,315,900) (RES)                                                  Aa              14,933,750
         13,250,000    MBIA, 7.45s, 7/1/13 (acquired 10/22/97,
                       cost $15,237,500) (RES)                                                  AAA/P           16,545,938
                     NY State Dorm. Auth. Rev. Bonds
          5,000,000    (NY Dept of Ed.), 7 3/4s, 7/1/21                                         Baa1             5,593,750
          9,000,000    (State U. Edl. Fac.), Ser. A, 7 5/8s, 5/15/05                            AAA              9,720,000
         18,800,000    (City U. Syst.), Ser. C, 7 1/2s, 7/1/10                                  Baa1            23,171,000
          4,000,000    (State U. Athletic Fac.), 7 1/4s, 7/1/21                                 Baa1             4,425,000
          8,950,000    (State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17                       AAA             10,180,625
         13,200,000    (State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11                            A3              14,817,000
          6,000,000    (NY U.), Ser. A, MBIA, 5 3/4s, 7/1/27                                    Aaa              6,840,000
         20,000,000    (Mental Hlth. Svcs. Fac.), Ser. A, 5 3/4s, 8/15/22                       A3              21,075,000
          6,000,000    (NY U.), Ser. A, MBIA, 5 3/4s, 7/1/20                                    AAA              6,757,500
                     NY State Dorm. Auth. Rev. Bonds
         45,385,000    (U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18                          Baa1            49,753,306
         14,645,000    (U. Syst. Construction), Ser. A, 5 3/4s, 7/1/13
                       (2nd Gen)                                                                Baa1            16,091,194
         10,000,000    (Columbia U.), Ser. A, 5 3/4s, 7/1/10                                    Aaa             11,350,000
         10,930,000    (City U. Syst.), Ser. A, FGIC, 5 3/4s, 7/1/09                            Aaa             12,296,250
         15,600,000    (U. Syst. Construction), Ser. A, 5 5/8s, 7/1/16                          Baa1            16,867,500
         16,055,000    (State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/13                            A3              17,299,262
          3,000,000    (Westchester Cnty.), 5 1/4s, 8/1/18                                      Aa1              3,075,000
          7,500,000    Bonds (Columbia U.), 5s, 7/1/22                                          Aaa              7,528,125
         23,250,000    (St. John's U.), MBIA, 4 3/4s, 7/1/28                                    Aaa             22,378,125
         10,000,000  NY State Energy Research & Dev. Auth. Gas Fac.
                       IFB (Brooklyn Union Gas Co.),
                       Ser. B, 10 3/8s, 7/1/26                                                  A1              13,137,500
          5,000,000  NY State Energy Research & Dev. Auth.
                       Fac. Rev. Bonds (Cons. Edison Co. of NY, Inc.),
                       Ser. A, 7 1/8s, 12/1/29                                                  A1               5,718,750
                     NY State Energy Research & Dev. Auth.
                       Poll. Control Rev. Bonds
         10,000,000    (Niagara Mohawk Pwr. Corp.), Ser. A, FGIC,
                       7.2s, 7/1/29                                                             Aaa             11,625,000
         12,500,000    6 5/8s, 10/1/13                                                          Aaa             13,593,750
         10,000,000    (Niagara Mohawk), Ser. A, AMBAC, 5.15s,
                       11/1/25                                                                  Aaa             10,125,000
          9,460,000  NY State Energy Research & Dev. Auth. Rev. Bonds,
                       AMBAC, 6.1s, 8/15/20                                                     Aaa             10,394,175
         10,675,000  NY State Env. Fac. Corp. IFB, MBIA, 8.4s, 6/15/11
                       (acquired 11/24/97,cost $13,050,187) (RES)                               AAA/P           13,970,906
                     NY State Env. Fac. Corp. Poll. Control Rev. Bonds
         10,655,000    (State Wtr. Revolving Fund), Ser. A, 7 1/2s,
                       6/15/12                                                                  Aa2             11,440,805
            550,000    (State Wtr. Revolving Fund), Ser. E, 6 7/8s,
                       6/15/10                                                                  Aaa                600,875
          4,500,000    (State Wtr. Revolving Fund), Ser. E, Prerefunded,
                       6 7/8s, 6/15/10                                                          Aaa              4,944,375
          6,870,000    (State Wtr. Revolving Fund), Ser. B, 6.65s, 9/15/13                      Aaa              7,625,700
          5,265,000    (State Wtr. Revolving Fund), Ser. A, 6.55s, 9/15/10                      Aaa              5,850,732
         20,000,000    (State Wtr. Sub-Revolving Fund), Ser. E, MBIA,
                       6s, 6/15/12                                                              Aaa             23,075,000
         10,975,000  NY State G.O. Bonds, 6 1/8s, 6/15/14                                       A2              12,017,625
          4,990,000  NY State G.O. Bonds, Prerefunded, 6 1/8s, 6/15/14                          A2               5,607,510
                     NY State Hsg. Fin. Agcy. Rev. Bonds
         23,310,000    Prerefunded, 8s, 11/1/08                                                 Aaa             25,728,412
          4,790,000    8s, 11/1/08                                                              Baa+             5,239,062
          9,440,000    (Multi-Fam. Hsg. Insd. Mtge. Program), Ser. A,
                       FHA Insd., 7s, 8/15/22                                                   Aa1             10,266,000
            600,000  NY State Hsg. Fin. Agcy. VRDN (Mt. Sinai School),
                       Ser. A, 2.8s, 11/1/14                                                    VMIG1              600,000
          7,500,000  NY State Hsg. Fin. Agcy. Svcs. Contract Oblig.
                       Rev. Bonds, Ser. C, 7.3s, 3/15/21                                        Aaa              8,362,500
                     NY State Local Govt. Assistance Corp. Rev. Bonds
         11,900,000    Ser. A, 6 1/2s, 4/1/20                                                   Aaa             12,896,625
         12,510,000    Ser. E, 6s, 4/1/14                                                       A3              14,433,412
          6,000,000    Ser. E, AMBAC, 6s, 4/1/14                                                Aaa              6,832,500
         24,700,000  NY State Med. Care Fac. Fin. Agcy. FRB
                       (Monterfiore Med. Ctr.), Ser. A, MBIA,
                       10.176s, 2/15/24
                       (acquired various dates from 10/3/91 to 4/8/92,
                       cost $26,795,648) (RES)                                                  AAA             26,101,726
                     NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
            700,000    (Hosp. & Nursing Home Insd. Mtge.), Ser. B,
                       FHA Insd., 8s, 2/15/28                                                   AAA                716,625
         11,625,000    (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/20
                       (Refunded)                                                               Aaa             12,700,312
          2,125,000    (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/20                       A3               2,295,000
          3,750,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7.8s, 2/15/19                         A3               3,851,888
          3,525,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7.8s, 2/15/19
                       (Prerefunded)                                                            Aaa              3,628,600
         22,525,000    (Presbyterian Hosp.), Ser. A, FHA Insd., 7.7s,
                       2/15/25                                                                  Aaa             24,524,094
         24,775,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7 1/2s, 2/15/21
                       (Prerefunded)                                                            Aaa             27,283,469
         18,500,000    (St. Luke's Hosp.), Ser. B, FHA Insd., 7.45s,
                       2/15/29                                                                  Aaa             19,771,875
          6,625,000    (Methodist Hosp. & Nursing Home), Ser. A,
                       FHA Insd., 6.7s, 8/15/23                                                 AA               7,229,530
         12,325,000    Ser. A, AMBAC, FHA Insd., 6 1/2s, 8/15/29                                Aaa             14,235,375
          6,835,000  NY State Mtge. Agcy. Rev. Bonds
                       (Homeowner Mtge.), Ser. 50, 6 5/8s, 4/1/25                               Aa2              7,356,169
          4,250,000  NY State Muni. Bond Bk. Agcy. Special Program
                       Rev. Bonds (Rochester), Ser. A, 6 3/4s, 3/15/11                          A+               4,669,688
                     NY State Pwr. Auth. Rev. Bonds
          8,400,000    Ser. Y, 6 3/4s, 1/1/18                                                   Aa2              9,093,000
         10,000,000    Ser. A, 5 1/2s, 2/15/06                                                  Aa3             10,862,500
          5,000,000  NY State Thruway Auth. Rev. Bonds, 6s, 4/1/12                              Baa1             5,468,750
                     NY State Thruway Auth. Svcs. Contract Rev. Bonds
         13,300,000    (Local Hwy. & Bridge), 7 1/4s, 1/1/10                                    Baa1            14,530,250
         16,385,000    6.45s, 4/1/15                                                            Baa1            18,863,230
         23,500,000    (Hwy. & Brdg.), 6s, 4/1/11                                               Baa1            25,850,000
          8,000,000  NY State Urban Dev. Corp. IFB, FSA, 9.1s, 1/1/11
                       (acquired 9/2/98, cost $10,832,480) (RES)                                Aaa             11,040,000
                     NY State Urban Dev. Corp. Rev. Bonds
          9,000,000    (Onondaga Cnty. Convention), 7 7/8s, 1/1/20                              Aaa              9,945,000
         33,250,000    (Correctional Fac.), Ser. 2, 7 1/2s, 1/1/18                              Aaa             36,491,875
          6,920,000    (Correctional Fac.), Ser. A, 6 1/2s, 1/1/10                              Baa1             8,087,750
          5,250,000    (State Fac.), 5 3/4s, 4/1/12                                             Baa1             5,788,125
          5,830,000    (Correctional Fac.), Ser. 7, 5.7s, 1/1/16                                Baa1             6,208,950
         11,225,000    (State Fac.), 5.7s, 4/1/10                                               Baa1            12,361,530
         19,100,000    5.6s, 4/1/15                                                             Baa1            20,628,000
          7,710,000    (Correctional Fac), Ser. A, 5 1/2s, 1/1/09                               Baa1             8,326,800
          8,600,000  Port Auth. NY & NJ Cons. Rev. IFB, 9.513s, 8/1/26
                       (acquired 8/29/91, cost $8,814,828) (RES)                                AA-              9,868,500
                     Triborough Bridge & Tunnel Auth. Gen. Purpose
                       Rev. Bonds
         38,750,000    (Convention Ctr.), Ser. E, 7 1/4s, 1/1/10                                Baa1            46,645,313
          7,000,000    Ser. A, 6 1/2s, 1/1/09                                                   Aa               8,251,250
         17,700,000    Ser. Y, 6s, 1/1/12                                                       Aa              20,332,875
          9,915,000    Ser. A, 6s, 1/1/10                                                       Aa              11,315,494
         11,225,000  Triborough Bridge & Tunnel Auth. IFB, 6.95s, 1/1/12
                       (acquired 10/24/97, cost $12,264,211) (RES)                              Aa              13,371,782
                     Triborough Bridge & Tunnel Auth. Rev. Bonds
         18,850,000    Ser. X, MBIA, 6 5/8s, 1/1/12                                             Aa              22,572,875
         14,000,000    (Convention Ctr.), Ser. E, 6s, 1/1/11                                    Baa1            15,837,500
         18,000,000  Triborough Bridge & Tunnel Auth. Special Oblig.
                       IFB, Ser. A, AMBAC, 8.063s, 1/1/12
                       (acquired 7/10/92, cost $18,135,000) (RES)                               Aaa             20,767,500
                                                                                                            --------------
                                                                                                             1,723,858,885

Puerto Rico (5.7%)
--------------------------------------------------------------------------------------------------------------------------
                     Cmnwlth. of PR, G.O. Bonds
         15,750,000    MBIA, 6 1/2s, 7/1/23                                                     Aaa             18,014,062
          3,915,000    6 1/2s, 7/1/13                                                           Baa1             4,668,638
         11,110,000    6 1/2s, 7/1/12                                                           Baa1            13,262,564
                     Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
          3,000,000    Ser. V, 6 5/8s, 7/1/12                                                   Baa1             3,288,750
          7,000,000    Ser. Z, FSA, 6 1/4s, 7/1/16                                              Aaa              8,312,500
         10,000,000    Ser. A, AMBAC, 5s, 7/1/28                                                Aaa             10,062,500
         10,000,000  PR Elec. Pwr. Auth. IFB, MBIA, 10.15s, 7/1/07
                       (acquired 10/30/97, cost $13,825,000) (RES)                              AAA/P           14,225,000
                     PR Elec. Pwr. Auth. Rev. Bonds
         10,315,000    Ser. R, 6 1/4s, 7/1/17                                                   Baa1            11,320,716
          9,000,000    Ser. BB, MBIA, 6s, 7/1/11                                                Aaa             10,451,250
         11,350,000  PR Tel. Auth. IFB, 8.327s, 1/1/20 (acquired 9/25/92,
                       cost $10,981,125) (RES)                                                  A+              12,811,312
                                                                                                            --------------
                                                                                                               106,417,292
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,672,599,809) (b)                                            $1,830,276,177
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,853,559,376.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      November 30, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1998. Securities rated by Putnam are indicated by"/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

  (b) The aggregate identified cost on a tax basis is $1,673,935,758, resulting in gross unrealized appreciation and depreciation of $157,178,876 and $838,457, respectively, or net unrealized appreciation of $156,340,419.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 1998 was $203,608,289 or 11.0% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1998.

      The rate shown on IFB's,which are securities paying interest rates that vary inversely to changes in the market interest rates, FRB's, and VRDN's are the current interest rates at November 30, 1998.

      The fund had the following industry group concentrations greater than 10% at November 30, 1998. (as a percentage of net assets):

         Transportation    20.6%
         Education         17.1

      The fund had the following insurance concentration greater than 10% at November 30,1998. (as a percentage of net assets):

         MBIA              20.7%

-------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1998
                                                                    Unrealized
                                     Aggregate Face    Expiration  Appreciation
                         Total Value         Value           Date (Depreciation)
-------------------------------------------------------------------------------
Municipal Bond
Index (Short)           $25,167,281   $25,180,009      Dec-98     $    12,728
U.S. Treasury
Bond (Short)             91,410,000    88,908,096      Dec-98      (2,501,904)
U.S. Treasury
20 yr. Bond (Short)      25,659,563    25,551,381      Mar.-99       (108,182)
-------------------------------------------------------------------------------
                                                                  $(2,597,358)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1998

Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,672,599,809) (Note 1)                                        $1,830,276,177
-----------------------------------------------------------------------------------------------
Cash                                                                                  2,213,790
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                       32,432,016
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  549,470
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,865,471,453

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                          1,326,338
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 3,218,694
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      3,088,465
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              986,818
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,301,126
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              131,916
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            30,696
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3,126
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  708,288
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  116,610
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    11,912,077
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,853,559,376

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,709,273,884
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          2,295,836
-----------------------------------------------------------------------------------------------
Distributions in excess of net realized gain on investments (Note 1)                (13,089,354)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          155,079,010
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,853,559,376

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,620,108,336 divided by 178,926,269 shares)                                            $9.05
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.05)*                                    $9.50
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($231,057,359 divided by 25,568,725 shares)+                                              $9.04
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,393,681 divided by 264,371 shares)                                                    $9.05
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.05)**                                   $9.35
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

  + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended November 30, 1998

Tax exempt interest income:                                                        $106,637,046
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      9,373,424
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,062,954
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        31,198
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         18,587
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 3,349,288
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,943,701
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    11,020
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  62,198
-----------------------------------------------------------------------------------------------
Auditing                                                                                 70,872
-----------------------------------------------------------------------------------------------
Legal                                                                                    69,313
-----------------------------------------------------------------------------------------------
Postage                                                                                 107,023
-----------------------------------------------------------------------------------------------
Other                                                                                   274,287
-----------------------------------------------------------------------------------------------
Total expenses                                                                       17,373,865
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (429,327)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         16,944,538
-----------------------------------------------------------------------------------------------
Net investment income                                                                89,692,508
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     25,984,624
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                     (18,717,252)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts during the year     22,295,841
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              29,563,213
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $119,255,721
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended November 30
                                                                                -------------------------------
                                                                                       1998            1997
---------------------------------------------------------------------------------------------------------------

Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   89,692,508  $  102,465,510
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      7,267,372      58,231,661
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                            22,295,841     (34,125,200)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                119,255,721     126,571,971
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (80,596,474)    (93,569,135)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (9,492,244)    (10,384,042)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (99,145)        (79,842)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (19,600,027)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (2,600,474)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (21,285)             --
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                  (108,670,874)   (169,474,559)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                       (101,824,802)   (146,935,607)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 1,955,384,178   2,102,319,785
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $2,295,836 and $1,613,130, respectively)                               $1,853,559,376  $1,955,384,178
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                        Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.02            $8.91            $8.97            $8.05            $9.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .43              .46              .48              .49              .53
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .13              .12             (.06)             .92            (1.24)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .56              .58              .42             1.41             (.71)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.43)            (.47)            (.48)            (.49)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.10)              --               --               --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --             (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.53)            (.47)            (.48)            (.49)            (.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.05            $9.02            $8.91            $8.97            $8.05
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                            6.47             6.69             4.92            17.95            (8.02)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,620,108       $1,725,773       $1,873,649       $2,013,022       $1,901,901
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             .83              .79              .81              .78              .75
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.79             5.19             5.47             5.63             5.82
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              31.55            81.95            59.60            73.85            47.56
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                         Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.00            $8.90            $8.95            $8.02            $9.37
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .37              .40              .42              .43              .46
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .14              .11             (.05)             .93            (1.24)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .51              .51              .37             1.36             (.78)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.37)            (.41)            (.42)            (.43)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.10)              --               --               --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --             (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.47)            (.41)            (.42)            (.43)            (.57)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.04            $9.00            $8.90            $8.95            $8.02
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                            5.91             5.89             4.35            17.26            (8.75)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $231,057         $227,747         $227,405         $215,614         $173,213
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            1.48             1.44             1.46             1.43             1.39
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.12             4.53             4.81             4.95             5.16
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              31.55            81.95            59.60            73.85            47.56
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       Apr. 10, 1995+
operating performance                                                        Year ended November 30                to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.02            $8.91            $8.97            $8.79
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .41              .43              .45              .26(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .13              .12             (.06)             .21
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .54              .55              .39              .47
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.41)            (.44)            (.45)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.10)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.51)            (.44)            (.45)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.05            $9.02            $8.91            $8.97
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                             6.15             6.37             4.59             5.44*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $2,394           $1,865           $1,266             $588
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             1.13             1.09             1.11              .65*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             4.47             4.87             5.17             3.30*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               31.55            81.95            59.60            73.85
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
November 30, 1998

Note 1
Significant accounting policies

Putnam New York Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New York personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with preservation of capital by investing primarily in a diversified portfolio of longer-term New York tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately six to eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by, law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by the Putnam Management following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended November 30, 1998, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of unrealized gains and losses on certain futures contracts, market discount and losses on wash sale transactions. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended November 30, 1998, the fund reclassified $1,178,061 to increase undistributed net investment income and $479,645 to decrease paid-in-capital, with an increase to distributions in excess of net realized gain on investments of $698,416. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended November 30, 1998, fund expenses were reduced by $429,327 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,170 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter, received net commissions of $90,866 and $379 from the sale of class A and class M shares, respectively and received $380,815 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the year ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $8,264 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended November 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $563,085,261 and $718,183,006 respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                    Year ended
                                                November 30, 1998
------------------------------------------------------------------------
Class A                                       Shares              Amount
------------------------------------------------------------------------
Shares sold                                 6,075,882       $ 54,846,447
------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               6,620,568         59,746,462
------------------------------------------------------------------------
                                           12,696,450        114,592,909

Shares
repurchased                               (25,093,936)      (226,291,535)
------------------------------------------------------------------------
Net decrease                              (12,397,486)     $(111,698,626)
------------------------------------------------------------------------

                                                    Year ended
                                                November 30, 1997
------------------------------------------------------------------------
Class A                                        Shares             Amount
------------------------------------------------------------------------
Shares sold                                36,261,786      $ 320,642,390
------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               6,025,152         53,518,532
------------------------------------------------------------------------
                                           42,286,938        374,160,922

Shares
repurchased                               (61,135,199)      (541,902,998)
------------------------------------------------------------------------
Net decrease                              (18,848,261)     $(167,742,076)
------------------------------------------------------------------------

                                                    Year ended
                                                November 30, 1998
------------------------------------------------------------------------
Class B                                        Shares             Amount
------------------------------------------------------------------------
Shares sold                                 3,362,245        $30,305,679
------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 905,213          8,153,712
------------------------------------------------------------------------
                                            4,267,458         38,459,391

Shares
repurchased                                (3,996,392)       (35,954,621)
------------------------------------------------------------------------
Net increase                                  271,066        $ 2,504,770
------------------------------------------------------------------------

                                                    Year ended
                                                November 30, 1997
------------------------------------------------------------------------
Class B                                        Shares             Amount
------------------------------------------------------------------------
Shares sold                                 3,266,192        $28,907,810
------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 757,115          6,711,840
------------------------------------------------------------------------
                                            4,023,307         35,619,650

Shares
repurchased                                (4,283,296)       (37,917,173)
------------------------------------------------------------------------
Net decrease                                 (259,989)       $(2,297,523)
------------------------------------------------------------------------

                                                    Year ended
                                                November 30, 1998
------------------------------------------------------------------------
Class M                                        Shares             Amount
------------------------------------------------------------------------
Shares sold                                    70,227           $636,484
------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  12,577            113,496
------------------------------------------------------------------------
                                               82,804            749,980

Shares
repurchased                                   (25,163)          (226,998)
------------------------------------------------------------------------
Net increase                                   57,641           $522,982
------------------------------------------------------------------------

                                                    Year ended
                                                November 30, 1997
------------------------------------------------------------------------
Class M                                        Shares             Amount
------------------------------------------------------------------------
Shares sold                                   125,505         $1,108,550
------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   8,020             71,332
------------------------------------------------------------------------
                                              133,525          1,179,882

Shares
repurchased                                   (68,859)          (614,842)
------------------------------------------------------------------------
Net increase                                   64,666          $ 565,040
------------------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $8,547,585 as capital gain, for its taxable year ended November 30, 1998.

The fund has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New York Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com

--------------------
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PAID
Putnam
Investments
--------------------

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